Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	May 19, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	360 Funds (the “Trust”) (File Nos. 811-21726 and 333-123290)

Ladies and Gentlemen:

Attached please find Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust's Registration Statement on Form N-14/A. The Amendment is made solely to add delaying amendment language pursuant to Rule 473 to the document’s facing page. Please also note that the original N-14 filing was mistakenly presented as Pre-Effective Amendment No. 1, so that portion of the facing page has not been changed.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Ms. Deborah O’Neal-Johnson
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111